Investment Portfolioas of July 31, 2024 (Unaudited)
DWS Latin America Equity Fund
	Shares	Value ($)

Equity Securities 96.7%
Argentina 0.8%
Despegar.com Corp.* (a) (Cost $2,456,180)	188,741	2,193,170
Brazil 58.9%
Allos SA	973,750	3,759,925
Atacadao SA*	1,364,290	2,233,556
B3 SA - Brasil Bolsa Balcao	5,727,412	10,986,699
Banco Bradesco SA (ADR)	2,771,400	6,152,508
Banco Bradesco SA (Preferred)	3,437,937	7,555,238
Banco do Brasil SA	2,354,600	11,052,506
Banco Santander Brasil SA (Units)	168,400	852,994
CCR SA	956,843	2,094,307
Centrais Eletricas Brasileiras SA	1,391,874	9,737,446
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	350,685	5,470,938
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	25,450	397,784
Cia Paranaense de Energia - Copel "B" (Preferred)	1,876,532	3,347,543
Cyrela Brazil Realty SA Empreendimentos e Participacoes	729,000	2,511,993
Direcional Engenharia SA	249,896	1,228,240
Embraer SA*	289,900	2,245,435
Embraer SA (ADR)*	32,534	1,010,506
Energisa SA (Units)	320,245	2,487,268
Equatorial Energia SA	762,257	4,398,764
Gerdau SA (ADR)	40,800	132,192
Gerdau SA (Preferred)	948,339	3,061,565
Hapvida Participacoes e Investimentos SA 144A*	10,478,666	7,540,141
Itaú Unibanco Holding SA (Preferred)	1,252,400	7,501,801
Localiza Rent a Car SA	874,419	6,775,949
Lojas Renner SA	1,792,400	4,202,014
Multiplan Empreendimentos Imobiliarios SA	809,953	3,431,039
Natura & Co. Holding SA	1,164,979	3,075,084
Petroleo Brasileiro SA (ADR)	312,100	4,453,667
Petroleo Brasileiro SA (ADR) (Preferred)	337,400	4,440,184
Petroleo Brasileiro SA (Preferred)	713,260	4,717,530
PRIO SA	954,986	8,112,776
Rumo SA	2,929,469	11,472,068
Santos Brasil Participacoes SA	80,299	186,120
Suzano SA	281,600	2,681,502
TIM SA	409,500	1,266,260
TIM SA (ADR)	79,300	1,218,048
TOTVS SA	1,047,170	5,137,588
Vale SA	779,800	8,496,782
Vale SA (ADR)	105,300	1,142,505
(Cost $167,727,993)		166,568,465
Chile 4.1%
Cencosud SA	3,629,312	6,708,568
Parque Arauco SA	3,062,835	4,877,773
(Cost $8,867,827)		11,586,341

Mexico 28.5%
Alsea SAB de CV	361,738	1,087,680
Arca Continental SAB de CV	438,080	4,316,373
BBB Foods, Inc. "A"*	21,351	579,680
Cemex SAB de CV (ADR)	679,193	4,360,419
Cemex SAB de CV (Units)	871,232	559,279
Coca-Cola Femsa SAB de CV (ADR)	76,470	6,915,182
Fibra MTY SAPI de CV (REIT)	5,917,882	3,049,308
Fomento Economico Mexicano SAB de CV (ADR)	35,947	3,963,157
Fomento Economico Mexicano SAB de CV (Units)	880,098	9,708,901
GCC SAB de CV	290,999	2,484,683
Gentera SAB de CV (a)	2,704,139	3,188,768
Grupo Aeroportuario del Sureste SAB de CV (ADR)	15,462	4,646,176
Grupo Aeroportuario del Sureste SAB de CV "B"	100,701	3,024,381
Grupo Financiero Banorte SAB de CV "O"	1,516,667	11,389,452
Grupo Mexico SAB de CV "B"	1,205,018	6,776,973
Grupo Televisa SAB (ADR)	2,830	6,169
Grupo Traxion SAB de CV 144A* (a)	1,901,600	2,325,074
Kimberly-Clark de Mexico SAB de CV "A"	2,271,640	4,048,009
Regional SAB de CV	501,050	3,632,485
Wal-Mart de Mexico SAB de CV	1,375,987	4,578,992
(Cost $67,284,904)		80,641,141
Peru 3.0%
Credicorp Ltd. (Cost $5,220,001)	49,053	8,370,404
United States 0.3%
Southern Copper Corp. (Cost $861,211)	8,200	874,202
Uruguay 1.1%
MercadoLibre, Inc.* (Cost $2,763,299)	1,820	3,037,398
Total Equity Securities (Cost $255,181,415)		273,271,121

Rights 0.0%
Brazil
Localiza Rent a Car SA, Expiration Date 8/6/2024* (Cost $0)	13,695	28,062

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c) (Cost $510,004)	510,004	510,004

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $255,691,419)	96.9	273,809,187
Other Assets and Liabilities, Net	3.1	8,860,865
Net Assets	100.0	282,670,052
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c)
4,437,600	—	3,927,596 (d)	—	—	8,695	—	510,004	510,004

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2024 amounted to $493,627, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Securities are listed in country of domicile.
At July 31, 2024 the DWS Latin America Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	70,682,854	25%
Consumer Staples	46,127,500	16%
Industrials	33,808,079	12%
Materials	30,570,102	11%
Utilities	25,839,743	9%
Energy	21,724,157	8%
Real Estate	15,118,046	5%
Consumer Discretionary	14,260,496	5%
Health Care	7,540,141	3%
Information Technology	5,137,588	2%
Communication Services	2,490,477	1%
Total	273,299,183	97%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$273,271,121	$—	$—	$273,271,121
Rights	28,062	—	—	28,062
Short-Term Investments	510,004	—	—	510,004
Total	$273,809,187	$—	$—	$273,809,187

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLAEF-PH3
R-080548-2 (1/25)